Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

(212) 735-3000
Fax:  (212) 735-2000
http://www.skadden.com

November 10, 2010

James E. O'Connor
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

RE:	Apollo Investment Corporation

Dear Mr. O'Connor:

Electronically transmitted herewith for filing on behalf of Apollo Investment Corporation (the "Company") is the Company's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 415(a)(6) of the Securities Act, the Registration Statement, upon effectiveness, is intended to replace the Fund's current shelf registration statement (File No. 333-153879) (the "Current Shelf").

The Fund represents that its Registration Statement is substantially similar to its Pre-Effective Amendment No. 3, filed August 5, 2009, to the Fund's Current Shelf and that the only substantive changes made to the disclosure contained in Pre-Effective Amendment No. 3 to the Fund's Current Shelf are as follows:

o
In addition to common stock, preferred stock, warrants and debt securities, the Company included units and purchase contracts in the Registration Statement.  Corresponding discussions of such securities are included in the sections "Description of Our Units" and "Description of Our Purchase Contracts."

o
Financial statements and the notes thereto, the MD&A, dividends declared by the Company, selected financial data, the Company's top ten portfolio companies and industries and other related updates were included in the base prospectus (as of the Company's fiscal year end March 31, 2010) and, where appropriate, in the form of prospectus supplement (as of the Company's fiscal quarter end September 30, 2010).

o	The risk factors portion of the Registration Statement was updated to reflect certain factual updates related to the Company, current regulatory conditions and current market conditions.
o	The legal proceedings section (found within the MD&A section) was updated to show the Company's current legal proceedings.
o
The section Sales of Common Stock Below Net Asset Value was revised to show the current ability of the Company, as approved by its shareholders, to issue shares below net asset value.  The section is substantively quite similar to the corresponding section in the Current Shelf.

o
The Management section was revised to show current information and to add disclosure regarding the Board of Directors' oversight role in management, the Board's composition and leadership structure and information about each Director's experience, qualifications, attributes or skills.

o	Fees paid to the Company's investment adviser and its administrator were updated.
o	The Portfolio Companies chart was revised to show information as of September 30, 2010.
o	The tax disclosure was revised to show current regulatory conditions.
o	Disclosure related to Maryland corporate law and to the Company's bylaws was revised to show amendments to Maryland corporate law and amendments to the Company's bylaws.
o	Other minor factual updates.

As such, the Company hereby requests expedited review of its Registration Statement.   If you have any questions, please contact me at (212) 735-3859 or Richard Prins at (212) 735-2790.
Sincerely,

/s/ Veronica Castillo
Veronica Castillo